Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Net income (loss)	$ (18,378)	$ 19,749	$ (14,617)
Loss from discontinued operations, net of tax	(16,465)	(50,140)	(4,439)
Income (loss) from continuing operations, net of tax	(1,913)	69,889	(10,178)
Adjustments to reconcile net income (loss) from continuing operations to net cash flows from operating activities:
Depreciation and amortization	84,344	60,711	52,906
Impairment of goodwill and intangible assets	0	0	35,732
Impairment of programming assets	0	8,920	0
Loss (gain) on disposition of investments	(930)	251	(6,106)
(Gains) losses on sale of property and equipment	(1,692)	1,255	169
Programming assets and liabilities	21,194	(12,788)	(9,172)
Deferred income taxes	(5,782)	18,241	(16,311)
Stock and deferred compensation plans	14,697	10,500	15,691
Pension expense, net of contributions	(13,066)	(4,052)	(6,738)
Other changes in certain working capital accounts, net	(109,530)	(11,446)	(10,860)
Miscellaneous, net	8,194	4,243	(5,631)
Net cash provided by (used in) operating activities from continuing operations	(4,484)	145,724	39,502
Net cash provided by (used in) operating activities from discontinued operations	(22,968)	(4,813)	1,350
Net operating activities	(27,452)	140,911	40,852
Cash Flows from Investing Activities:
Acquisitions, net of cash acquired	(1,190,422)	(149,469)	(280,940)
Additions to property and equipment	(60,935)	(47,093)	(17,429)
Acquisition of intangible assets	(24,864)	(7,229)	(9,745)
Purchase of investments	(1,636)	(558)	(836)
Proceeds from FCC repack	6,959	1,530	0
Miscellaneous, net	6,734	2,307	12,886
Net cash used in investing activities from continuing operations	(1,264,164)	(200,512)	(296,064)
Net cash provided by (used in) investing activities from discontinued operations	(343)	73,028	(3,003)
Net investing activities	(1,264,507)	(127,484)	(299,067)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	1,261,175	0	700,000
Payments on long-term debt	(8,728)	(5,656)	(393,927)
Deferred financing costs	(31,295)	0	(9,671)
Dividends paid	(16,374)	(16,395)	0
Repurchase of Class A Common shares	(584)	(32,323)	(17,885)
Proceeds from exercise of stock options	0	1,857	1,461
Tax payments related to shares withheld for vested stock and RSUs	(3,831)	(3,796)	(4,576)
Miscellaneous, net	17,463	1,316	(226)
Net cash provided by (used in) financing activities from continuing operations	1,217,826	(54,997)	275,176
Cash Provided by (Used in) Financing Activities, Discontinued Operations	0	0	(2,614)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	1,217,826	(54,997)	272,562
Effect of foreign exchange rates on cash, cash equivalents and restricted cash	(13)	(15)	0
Increase (decrease) in cash, cash equivalents and restricted cash	(74,146)	(41,585)	14,347
Cash, cash equivalents and restricted cash:
Beginning of year	107,114	148,699	134,352
End of year	32,968	107,114	148,699
Interest paid	61,299	33,673	18,956
Income taxes paid	13,183	3,729	1,756
Capital expenditures included in accounts payable	$ 983	$ 693	$ 286